Long-term Payables	12 Months Ended
Mar. 31, 2019
Long Term Payable [Abstract]
Long-term payables

12.  Long-term payables:

(a)

On September 30, 2016, Neptune through its subsidiary Biodroga entered into an exclusive, worldwide and royalty bearing commercial agreement with Ingenutra Inc. for its patented and clinically studied MaxSimil specialty ingredient. The agreement provides Neptune with the right to manufacture, distribute and sell MaxSimil in the nutraceutical field.

As at September 30, 2016, Neptune has recorded an intangible asset of US$850,000 ($935,804 at the discounted fair value) and a long-term payable of the same amount. In connection with this agreement, Neptune must also pay royalties based on sales, using this specialty ingredient. Minimum annual volumes must be reached for the duration of the agreement of 11 years (refer to note 22 (a)(i)). A royalty fee of $341,825 has been recorded for the year ended March 31, 2019 (2018 - $372,592).

As at March 31, 2019, the short-term and long-term payable to Ingenutra Inc. are respectively $542,285 and $111,686 (2018 - $558,045 and $249,714). The short-term portion is included in Trade and other payables in the consolidated statement of financial position.

(b)	On December 21, 2018, Neptune entered into a multi-year IP licencing and capsule agreement with Lonza, a global leader in the life sciences industry.

On that date, Neptune has recorded an intangible asset of $2,718,208 with a corresponding amount in liabilities. The amount of liabilities consisted of an upfront payment of $1,768,260 (US$1,300,000), which was paid in February 2019, and payments in the next twelve months based on minimum volume commitments of $147,000 and future royalty payments based on minimum volume commitments, irrespective of the volume achieved, with a present value of $802,948. In addition, all royalties based on net sales of capsules greater than the minimum volume requirements will be recorded as incurred in cost of goods sold. The intangible asset will be amortized over a 31 months period and the expense will be presented in the cost of goods sold. This 5 year agreement also includes a supply agreement for empty capsules.

As at March 31, 2019, the short-term and long-term payable to Lonza are respectively $220,500 and $743,651. The short-term portion is included in Trade and other payables in the consolidated statement of financial position.